Share capital (Details Narrative)				12 Months Ended
	May 16, 2025 USD ($) shares	Apr. 11, 2025 USD ($) shares	Apr. 11, 2025 HKD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 HKD ($)
Ordinary shares | shares	155,000	2,000,000	2,000,000	2,155,000
Shares issued for services	$ 4.00	$ 4.00
Deducting discounts			$ 8,000,000
Shares issued			$ 5,439,000	$ 67,329,957	$ 119,340